Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Other Operating Expenses [abstract]
Regulatory costs	€ 1,105	€ 1,021	€ 947
Audit and non-audit services	29	30	26
IT related expenses	812	759	779
Advertising and public relations	335	391	402
External advisory fees	418	416	358
Office expenses	320	325	564
Travel and accommodation expenses	68	140	179
Contributions and subscriptions	110	108	91
Postal charges	38	46	54
Depreciation of property and equipment	578	551	312
Amortisation of intangible assets	251	237	209
Impairments and reversals on property and equipment and intangibles	558	59	19
Addition/(unused amounts reversed) of provision for reorganisations and relocations	149	6	4
Addition/(unused amounts reversed) of other provisions	39	29	(13)
Other	532	477	1,332
Other operating expense	€ 5,341	€ 4,598	€ 5,262